General (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Premiums and Contract Charges by Product

The following table summarizes premiums and contract charges by product.

($ in thousands)	2012	2011	2010
Premiums
Traditional life insurance	$19,828	$20,728	$20,215
Immediate annuities with life contingencies	6,653	12,434	14,610
Accident and health insurance	11,556	10,644	10,262

Total premiums	38,037	43,806	45,087

Contract charges
Interest-sensitive life insurance	54,357	52,228	48,453
Fixed annuities	1,331	2,617	3,610

Total contract charges	55,688	54,845	52,063

Total premiums and contract charges	$93,725	$98,651	$97,150